Document and Entity Information	Dec. 05, 2019
Cover [Abstract]
Entity Registrant Name	Taylor Morrison Home Corp
Amendment Flag	false
Entity Central Index Key	0001562476
Document Type	8-K
Document Period End Date	Dec. 05, 2019
Entity Incorporation State Country Code	DE
Entity File Number	001-35873
Entity Tax Identification Number	83-2026677
Entity Address, Address Line One	4900 N. Scottsdale Road
Entity Address, Address Line Two	Suite 2000
Entity Address, City or Town	Scottsdale
Entity Address, State or Province	AZ
Entity Address, Postal Zip Code	85251
City Area Code	(480)
Local Phone Number	840-8100
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Common stock, par value $0.00001 per share
Trading Symbol	TMHC
Security Exchange Name	NYSE
Entity Emerging Growth Company	false